Other financial assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [abstract]
Additions to other financial assets	$ 62.1
Unrealized mark-to-market gains on other financial assets	55.2	$ 3.2
Disposals of other financial assets	0.3
Unrealized foreign exchange gains on other financial assets	$ 1.8